Document and Entity Information	Nov. 19, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	Spirit of Texas Bancshares, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-38484
Entity Tax Identification Number	90-0499552
Entity Address, Address Line One	1836 Spirit of Texas Way
Entity Address, City or Town	Conroe
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77301
City Area Code	936
Local Phone Number	521-1836
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	STXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Explanatory Note.On February 22, 2021, Spirit of Texas Bancshares, Inc. (the “Company”) entered into a new Executive Employment Agreement with Ms. Allison S. Johnson in connection with her appointment as Executive Vice President and Chief Financial Officer of both the Company and its wholly-owned subsidiary, Spirit of Texas SSB (the “Bank”), effective November 19, 2020 (the “Johnson Employment Agreement”). A copy of the Johnson Employment Agreement was included as Exhibit 10.1 to the Current Report on Form 8-K/A filed by the Company with the Securities and Exchange Commission (the “SEC”) on February 26, 2021 (the “Johnson Form 8-K”).On June 10, 2021, the Company entered into a new Executive Employment Agreement with Mr. Jerry D. Golemon in connection with his position as Executive Vice President and Chief Operations Officer of both the Company and the Bank, effective June 10, 2021 (the “Golemon Employment Agreement” and together with the Johnson Employment Agreement, the “Employment Agreements”). A copy of the Golemon Employment Agreement was included as Exhibit 10.1 to the Current Report on Form 8-K filed by the Company with the SEC on June 16, 2021 (the “Golemon Form 8-K”).The Johnson Form 8-K and Golemon Form 8-K inadvertently attached the incorrect versions of the Employment Agreements. The as-filed Employment Agreements did not reflect the correct severance amount payable to Ms. Johnson and Mr. Golemon in the event such severance were to result from death or disability or were to be without Cause or for Good Reason (as such terms are defined in their respective Employment Agreements) (the “Severance Amount”). Accordingly, this Amendment is being filed to (1) attach the correct versions of the Employment Agreements, and (2) amend and restate the descriptions of the Employment Agreements to reflect the corrected Severance Amount. Other than the change in the Severance Amount, there are no other changes to the Employment Agreements that were filed with the Johnson Form 8-K and Golemon Form 8-K.
Amendment Flag	true
Entity Central Index Key	0001499453